Share-Based Compensation - Schedule of Company’s RSU Activity (Details) - RSU [Member] - ¥ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Company’s RSU Activity [Line Items]
Number of RSUs, Outstanding (in Shares)
Weighted Average Grant Date Fair Value, Unvested Beginning
Number of RSUs, Granted	240,000
Weighted Average Grant Date Fair Value, Granted	¥ 4.4
Number of RSUs, Vested	24,000
Weighted Average Grant Date Fair Value, Vested	¥ 4.4
Number of warrants, Forfeited or expired
Weighted average exercise price, Forfeited or expired
Number of RSUs, Exercisable Ending
Weighted Average Grant Date Fair Value, Exercisable Ending